Share-Based Payment (Details) - Schedule of fair value of the share options - Directors and CEO [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Outstanding at beginning balance	34,410,284	8,839,482
Granted during the year	285,000	27,873,103
Exercised during the year	(20,418)	(2,147,454)
Forfeited or expired during the year	(142,435)	(154,847)
Outstanding at ending balance	34,532,431	34,410,284
Exercisable as of December 31	33,120,886	30,631,203